Voyage and Vessel operating expenses - Vessel operating expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Voyage And Vessel Operating Expenses
Crew wages and related costs	$ 124,769	$ 133,769	$ 126,180
Insurances	18,601	18,753	14,981
Maintenance, repairs, spares and stores	53,378	51,210	44,646
Lubricants	15,091	14,625	11,823
Tonnage taxes (Note 14)	4,299	3,838	2,634
Pre-delivery and Pre-joining expenses	360	174	3,104
Miscellaneous	4,829	6,247	5,293
Total vessel operating expenses	$ 221,327	$ 228,616	$ 208,661